Accrued Expenses and Accrued Interest - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued compensation costs	$ 233,428	$ 151,858	$ 288,549
Accrued professional fees	23,000	141,310	55,300
Accrued franchise taxes	25,607	30,270	26,985
Accrued research and development	5,637
Other accrued expenses		10,000	2,500
Accrued expenses	$ 287,672	$ 333,438	$ 412,871